Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 119,861
2027	14,588
2028
Total Lease Payments	134,449
Less Imputed Interest	2,199
Total	$ 132,250	$ 333,258